Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.            Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These estimates are based on historical experience and various other assumptions believed reasonable under the circumstances. The Company evaluates its estimates on an ongoing basis and makes changes to the estimates and related disclosures as experience develops or new information becomes known, including facts and circumstances related to the novel coronavirus disease pandemic. Actual results may differ from those estimated. The Company’s most significant estimates and assumptions used in the preparation of the accompanying consolidated financial statements relate to contract cost estimates in revenue recognition, capitalized software costs, and the valuation of the Company’s common stock.

2.            Summary of Significant Accounting Policies (continued)

Foreign Currency

The Company has one bank account with a de minimis balance denominated in Swiss Francs and, therefore, has minimal foreign currency exposure.

Revenue Recognition

The Company derives its revenues primarily from two sources: (i) contractual arrangements to enable and enhance clinical trials through technology and/or services, and (ii) licensing of its proprietary hosted technology platform to a variety of life science institutions.

Revenues are recognized when control of these services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer
●	Identification of the performance obligations in the contract
●	Determination of the transaction price
●	Allocation of the transaction price to the performance obligations in the contract
●	Recognition of revenue when, or as, we satisfy a performance obligation

A performance obligation is a promise (or a combination of promises) in a contract to transfer distinct goods or services to a customer and is the unit of accounting under ASC 606 for purposes of revenue recognition. A contract’s transaction price is allocated to each separate performance obligation based on the standalone selling price and is recognized as revenue, when, or as, the performance obligation is satisfied. All of the Company’s contracts have a single performance obligation because the promise to transfer individual services is not separately identifiable from other promises in the contracts, and therefore, is not distinct.

The majority of the Company’s revenue arrangements are service contracts that range in duration from a few months to several years. Substantially all of the Company’s performance obligations, and associated revenue, are transferred to the customer over time. The performance obligation is satisfied over time and the Company generally recognizes revenue based on a cost-based input method, due to costs being incurred consistently throughout the life of the contract, as there is no single output measure that would fairly depict the transfer of control over the life of the performance obligation. Progress on the performance obligation is measured by the proportion of actual costs incurred to the total costs expected to complete the contract. Costs included in the measure of progress include direct labor and third-party costs (such as payments to investigators and other pass-through expenses for the Company’s clinical monitors). This cost-to-cost input method of revenue recognition requires the Company to make estimates of costs to complete its projects on an ongoing basis. Contract estimates are based on various assumptions to project future outcomes of events that often span several years and require significant judgment. These estimates are reviewed periodically, and any adjustments are recognized on a cumulative catch-up basis in the period they become known.

2.            Summary of Significant Accounting Policies (continued)

The Company generally receives compensation based on measuring progress toward completion using anticipated project budgets and direct labor and prices for each service offering. The Company is also reimbursed for certain third party pass-through and out-of-pocket costs. The pass-through costs are included in total operating expenses. The pass-through costs are also recognized as revenue on a gross basis as the Company is the principal in the relationship (i.e., the Company is primarily responsible for the services provided by third parties, and significantly integrates the services of third parties with its own services in delivering a combined output to the customer). In addition, in certain instances, a customer contract may include forms of variable consideration such as incentive fees, volume rebates or other provisions that can increase or decrease the transaction price. This variable consideration is generally awarded upon achievement of certain performance metrics, program milestones or cost targets. For the purpose of revenue recognition, variable consideration is assessed on a contract-by-contract basis and the amount included in the transaction price is estimated based on the Company’s anticipated performance and consideration of all information that is reasonably available. Variable consideration is recognized as revenue if and when it is deemed probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved in the future.

The Company has one performance-based contract, which is unique in that the Company’s obligation to the customer is solely for the recruitment of successfully processed patients or “completers”. The successful recruitment of completers constitutes a single performance obligation to our customer. Completer revenue is recognized at a point in time, as completers are processed.

For contracts where the Company licenses its proprietary hosted software independently, value transfers to the customer over time as the customer has access to the system once it is live and continues to benefit over the life of the arrangement. Revenue is recorded straight line over the term of the hosting and maintenance period as there is no better measure of the transfer of value for these services.

Most of the Company’s contracts can be terminated by the customer without cause with a 30-day notice. In the event of termination, the Company’s contracts generally provide that the customer pay the Company for: (i) fees earned through the termination date; (ii) fees and expenses for winding down the project, which include both fees incurred and actual expenses; (iii) non-cancellable expenditures; and (iv) in some cases, a fee to cover a portion of the remaining professional fees on the project.

Changes in the scope of work are common, especially under long-term contracts, and generally result in a change in the total contract transaction price. If the customer does not agree to a contract modification, the Company could bear the risk of cost overruns. Most of the Company’s contract modifications are for services that are not distinct from the services under the existing contract due to the significant integration service provided in the context of the contract and therefore result in a cumulative catch-up adjustment to revenue at the date of contract modification.

Capitalized Costs

The Company capitalizes certain costs associated with commissions paid to its employees because these costs are incurred in obtaining contracts that have a term greater than one year and are expected to be recovered. Capitalized costs are included in prepaid expenses and other current assets and other assets in the accompanying balance sheet and are amortized to selling, general and administrative expense on the statement of operations. The Company amortizes these costs in a manner that is consistent with the pattern of revenue recognition described above. The Company expenses costs to obtain contracts that have a term of one year or less when incurred.

Cost of Revenues

Cost of revenues includes the cost to conduct trials remotely and make available the Company’s technology solutions to its customers. Cost of revenues includes direct labor salaries, direct labor stock- based compensation, and third-party costs (such as payments to investigators, marketing costs, and other pass through expenses) for the Company’s clinical trial revenue. Clinical trial marketing costs totaled $6,814,902 and $762,740 for the year ended December 31, 2020 and 2019, respectively.

2.            Summary of Significant Accounting Policies (continued)

Selling, General and Administrative Costs

Selling, general and administrative costs are summarized as follows for the years ended December 31, 2020 and 2019:

	2020	2019
Compensation and benefits	$16,696,017	$13,094,579
Rent expense and other facilities costs	7,132,472	5,801,044
Professional fees and consultants	3,211,270	2,789,069
Legal settlement	1,125,000	—
Stock based compensation	186,950	327,470
Total	$28,351,709	$22,012,162

Restructuring

Restructuring costs consist of one-time employee termination benefits. The Company accounts for restructuring costs in accordance with ASC Topic 420, Exit or Disposal Cost Obligations. This guidance requires that liabilities related to one-time employee termination benefits be measured and recognized at the date the entity notifies employees of termination, unless employees are required to render services beyond a minimum retention period, in which case the liability is recognized ratably over the future service period. Restructuring liabilities are included in accrued expenses.

Cash and Cash Equivalents

The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents. Cash and cash equivalents, which consist of cash on deposit with banks are stated at cost, which approximates fair value.

Restricted Cash

Restricted cash consists of funds held as security related to the Company’s credit instrument held as collateral on the Company’s operating lease. The funds become no longer restricted at certain intervals in accordance with the related lease agreement. Restricted cash is classified as a current or long-term asset based on the timing and nature of when and how the cash is expected to be used or when the restrictions are expected to lapse. As of December 31, 2020, and 2019, restricted cash balances were $1,004,142 and $1,020,703, respectively, of which $0 and $300,000 were long term in nature.

Accounts Receivable, Unbilled Services, and Deferred Revenue

The Company establishes prerequisites for billings based on contractual terms, including payment schedules and the completion of milestones. In general, the Company’s intention in its invoicing and related payment terms is to maintain cash neutrality over the life of the contract. Generally, the payment terms are 30 to 90 days. Upfront payments, when they occur, are intended to cover certain expenses the Company incurs at the beginning of the contract. Neither the Company nor its customers view such upfront payments and contracted payment schedules as a means of financing.

Unbilled services represent revenue earned and recognized for services performed for which amounts have not yet been billed to the customer in accordance with contractual terms. Contractual provisions and payment schedules may or may not correspond to the timing of the performance of services under the contract. Unbilled services include contract assets, under which the right to bill the customer is subject to factors other than the passage of time, such as the satisfaction of milestones. Accounts receivable and unbilled services are recorded, net, on the balance sheet.

2.            Summary of Significant Accounting Policies (continued)

Deferred revenue is a contract liability that consists of customer payments received in advance of performance and billings that exceed revenue recognized. The Company reduces deferred revenue and recognizes revenue as the related performance obligations for services are performed. Deferred revenue is classified as a current liability on the balance sheet when the Company expects to recognize the associated revenue in less than one year, and a long-term liability when the company expects to recognize the associated revenue in excess of one year.

Allowance for Doubtful Accounts

The Company maintains a credit approval process and makes judgments to assess its customers’ ability to pay for contracted services. Generally, the Company can limit credit exposure by discontinuing services in the event of non-payment. The Company monitors its customers’ credit worthiness and applies judgment in establishing a provision for estimated credit losses based on historical experience, the aging of receivables, and customer-specific circumstances. The Company continuously monitors collections and payments from its customers and writes off uncollectible invoices once appropriate collection efforts have been exhausted. The allowance for doubtful accounts is included in accounts receivable on the consolidated balance sheet. As of December 31, 2020 and 2019, no allowances were necessary.

Long-Lived Assets

Property and equipment are recorded at cost less accumulated depreciation. Maintenance and repairs are expensed as incurred. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method.

The estimated useful lives of depreciable assets are as follows:

Furniture and fixtures	5 years
Computer equipment	3 years
Drug storage equipment	5 years
Leasehold improvements	4 – 5 years

Depreciation of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. Upon the sale or retirement of property or equipment, the cost and related accumulated depreciation or amortization are removed from the Company’s consolidated financial statements with the resulting gain or loss reflected in the Company’s results of operations.

The Company’s internal use proprietary hosted software organizes workflows, captures real-time evidence, and harmonizes data during clinical trial support or enhancement for its customers. Capitalized software is recorded at cost less accumulated amortization. The Company capitalizes software development cost related to the development of the Company’s proprietary platform in accordance with ASC 350 guidance. Internal and external costs incurred during the preliminary stage are expensed as incurred. Costs incurred during the development stage are capitalized and consist of payroll labor and benefits to the extent of time spent directly on the project and external direct costs of materials and labor. Training and maintenance costs are expensed as incurred. The Company commences amortization once the respective assets are placed into service. The estimated useful life for capitalized software is 3 years.

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the expected undiscounted future cash flow from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized and measured using the fair value of the related asset. No material impairments were recognized during the years ended 2020 or 2019.

2.            Summary of Significant Accounting Policies (continued)

Leases

On January 1, 2020, the Company adopted ASC 842 under the revised modified retrospective approach which recognizes the impact of initially applying the new leases standard as a cumulative effect adjustment to accumulated deficit as of the adoption date. Under this election, the provisions of prior GAAP (ASC 840) apply to the accounting and disclosure for leases in the comparative periods of the entity’s financial statements. The Company also elected the package of practical expedients permitted under the ASC 842 transition guidance. Under this election, the Company need not reassess (i) the historical lease classification, (ii) whether any expired or existing contract is or contains a lease, or (iii) the initial direct costs for any existing leases.

The Company determines if an arrangement is a lease at inception of the contract. A contract contains a lease if the Company controls the use of an identified asset. Control exists if the Company can direct the use of and obtain substantially all the economic benefit of the asset. Operating lease right-of-use (ROU) assets and liabilities are recorded on our balance sheet and are measured based on the present value of the future minimum lease payments over the lease term at commencement date. The Company’s uses its incremental borrowing rate at lease commencement in determining the present value of future payments. In addition, the operating lease ROU asset includes any prepaid lease payments and initial direct costs and excludes lease incentives. If the Company has an option to extend, or terminate, a lease and is reasonably certain to exercise that option, the extension or termination is included in the lease term used to measure the ROU asset and lease liability. Lease expense for minimum lease payments is recognized on a straight-line basis over the term of the lease.

The Company has elected to account for lease components and non-lease components in a contract as a single lease component. For short-term leases (those with a term of one year or less), the Company has elected not to recognize ROU assets and lease liabilities. Lease payments on short-term leases are recognized as lease expense on a straight-line basis over the term of the lease.

Deferred Rent

Under prior GAAP (ASC 840), rent expense on facility leases, including free rent and scheduled rent increases, is recorded on a straight-line basis over the term of the lease for the year ending December 31, 2019. The difference between the straight-line rent expense and the amount payable under the lease is included in deferred rent on the accompanying 2019 balance sheet. Lease incentives were recorded and amortized as a reduction of rent expense on a straight-line basis over the term of the lease.

Stock-Based Compensation

The Company measures stock-based compensation cost based on the fair value of the award at the grant date, and recognizes it as expense, net of actual forfeitures as they occur, over the requisite service period of the employee.

The Company accounts for stock options under the fair value method and uses the Black-Scholes- Merton model to estimate the value of such awards granted to its employees, consultants, and non-executive directors. Within this model, expected volatility is based upon the historical volatility of a peer group for a period equal to the expected term, as the Company does not have adequate history to calculate its own volatility. The Company believes the expected volatility will approximate the historical volatility of the peer group. The Company does not currently anticipate paying dividends. The expected term represents the period in which the grants are expected to be outstanding. The risk- free interest rate is based on the United States Treasury yield curve in effect at the time of the grant.

2.            Summary of Significant Accounting Policies (continued)

Assets Measured at Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability between market participants in the principal market or the most advantageous market when no principal market exists. Market participants are assumed to be independent, knowledgeable, able, and willing to transact an exchange and not under duress. Considerable judgment may be required in interpreting market data used to develop the estimates of fair value. Accordingly, estimates of fair value are not necessarily indicative of the amounts that could be realized in a current or future market exchange. Fair values for substantially all of the Company’s financial and nonfinancial instruments were measured using market, income, or cost approaches. The three levels of input are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2:

Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments, including cash and cash equivalents, are recorded at cost, which approximates fair value. The Company does not have any assets or liabilities measured at Level 2 or Level 3.

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records valuation allowances to reduce deferred tax assets to the amount the Company believes is more likely than not to be realized.

The Company recognizes uncertain tax positions when the positions will be more likely than not upheld on examination by the taxing authorities based solely upon the technical merits of the positions. The Company recognizes interest and penalties, if any, related to unrecognized income tax uncertainties in income tax expense.

Contingencies

The Company is party to legal proceedings incidental to its business. The Company records accruals for claims, suits, investigations, and proceedings when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews these contingencies regularly and records or adjusts accruals related to such matters to reflect the impact and status of any settlements, rulings, advice of counsel or other information pertinent to a particular matter. Gain contingencies are not recognized. Legal fees are expenses as incurred.

Since these matters are inherently unpredictable, assessing contingencies is highly subjective and requires judgments about future events. Although the Company believes it has substantial defenses in these matters, the amount of losses incurred as a result of actual outcomes may differ significantly from the Company’s estimates.

2.            Summary of Significant Accounting Policies (continued)

Treasury Stock

The Company records treasury stock purchases under the cost method. Upon reissuance of treasury stock, amounts in excess of the acquisition cost are credited to additional paid in capital. If the Company reissues treasury stock at an amount below its acquisition cost and additional paid in capital associated with prior treasury stock transactions is insufficient to cover the difference between the acquisition cost and the reissue price, this shortfall is recorded in accumulated deficit.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration of common stock equivalents.

Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of the diluted net loss per share calculation, preferred stock, stock options and warrants are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive.

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company has determined that its Senior Executive Committee, which includes the Chief Executive Officer, together with the Board of Directors is the CODM. The Company operates in a single operating segment as the CODM reviews financial information presented on a consolidated basis, at the Company level, for the purposes of making operating decisions, allocation of resources, and evaluating financial performance.

As of and for the years ended December 31, 2020 and 2019, the Company did not have material revenue earned or assets located outside of the United States.

Accounting Pronouncements Adopted as of December 31, 2020

In February 2016, the FASB issued new accounting guidance that requires lessees to recognize leases greater than 12 months in duration on their balance sheet as a right-of-use asset and a lease liability, as well as the disclosure of key information about leasing arrangements. The income statement will reflect lease expense for operating leases, and amortization and interest expense for financing leases. The Company adopted this new accounting guidance on January 1, 2020 and elected the practical expedients that retained the lease classification, initial direct costs, and determination of whether contracts are or contain a lease, for any leases that existed prior to adoption of the new guidance. The Company also elected the transition method which allows for disclosures to be updated prospectively and prior periods to be presented in accordance with previous GAAP. The adoption of this standard had a material impact on the Company’s balance sheet but did not have a material impact on the Company’s results of operations or cash flows.

2.            Summary of Significant Accounting Policies (continued)

Accounting Pronouncements Issued but Not Adopted as of December 31, 2020

In June 2016, the FASB issued a new accounting standard intended to provide financial statement users with more decision-useful information about expected credit losses and other commitments to extend credit held by a reporting entity. The standard replaces the incurred loss impairment methodology in current GAAP with one that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company does not expect the adoption of the guidance to have a material effect on the Company’s consolidated financial statements. This is based on factors including the Company’s assessment of historical losses, customers’ creditworthiness, and the fact that the Company’s trade receivables are short term in duration. The Company expects to implement this new standard in January 2022.